                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2594
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                              MFS SERIES TRUST IV
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: August 31
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                     Date of reporting period: May 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MONEY MARKET FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Money Market Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 12.9%
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, NY, 5.29%, due 6/18/07                                                         $  3,325,000     $    3,325,000
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Credit Suisse, NY, 5.31%, due 9/27/07                                                               14,404,000         14,404,000
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Credit Suisse, NY, 5.3%, due 6/11/07                                                                32,600,000         32,600,000
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Fortis Bank, NY, 5.29%, due 7/02/07                                                                 46,337,000         46,337,000
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Natexis Banques Populaires, NY, 5.34%, due 8/13/07                                                  16,000,000         16,000,000
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Royal Bank of Canada, NY Branch, 5.32%, due 6/21/07                                                 40,250,000         40,250,000
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  TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                       $  152,916,000
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COMMERCIAL PAPER - 86.2% (y)
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.25%, due 6/15/07 - 7/24/07 (t)                                            $ 47,361,000     $   47,091,310
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AUTOMOTIVE - 0.5%
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Toyota Motor Credit Corp., 5.2%, due 7/27/07                                                      $  5,890,000     $    5,842,356
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.3%
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Siemens Capital Corp., 5.245%, due 7/17/07                                                        $ 27,930,000     $   27,742,815
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.215%, due 6/29/07                                                         $ 43,710,000     $   43,532,707
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 43.5%
---------------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 5.25%, due 6/04/07 - 7/03/07 (t)                                            $ 38,672,000     $   38,651,816
---------------------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC, 5.26%, due 6/12/07 (t)                                                     28,950,000         28,903,471
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Bryant Park Funding LLC, 5.24%, due 8/15/07 - 8/28/07 (t)                                           18,568,000         18,350,234
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CAFCO LLC, 5.25%, due 6/26/07 - 7/06/07 (t)                                                         47,064,000         46,840,782
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CRC Funding LLC, 5.25%, due 6/05/07 - 7/11/07 (t)                                                   41,619,000         41,446,497
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CRC Funding LLC, 5.26%, due 6/14/07 (t)                                                              5,219,000          5,209,087
---------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.245%, due 7/12/07 (t)                                                                 11,570,000         11,500,887
---------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.25%, due 8/03/07 (t)                                                                  35,000,000         34,678,438
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Citibank Credit Card Issuance Trust, 5.24%, due 7/12/07 - 8/14/07 (t)                               23,470,000         23,289,252
---------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.25%, due 6/01/07 (t)                                              3,563,000          3,563,000
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Fairway Finance Corp., 5.245%, due 7/13/07 (t)                                                      32,143,000         31,946,312
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 5.23%, due 6/06/07 (t)                                          9,621,000          9,614,011
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Govco, Inc., 5.235%, due 7/30/07 - 8/17/07 (t)                                                      44,478,000         44,043,529
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Govco, Inc., 5.24%, due 8/13/07 (t)                                                                  2,820,000          2,790,036
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Jupiter Securitization Corp., 5.25%, due 7/05/07 (t)                                                29,182,000         29,037,306
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Jupiter Securitization Corp., 5.24%, due 8/07/07 (t)                                                 3,293,000          3,260,886
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Kitty Hawk Funding Corp., 5.25%, due 6/11/07 (t)                                                    12,000,000         11,982,500
---------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.25%, due 7/16/07 (t)                                                         4,470,000          4,440,666
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Ranger Funding Co. LLC, 5.255%, due 6/01/07 (t)                                                     22,914,000         22,914,000
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Ranger Funding Co. LLC, 5.24%, due 6/19/07 - 7/11/07 (t)                                            23,768,000         23,701,757
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Regency Markets LLC, 5.24%, due 8/15/07 (t)                                                         47,549,000         47,029,923
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Scaldis Capital LLC, 5.25%, due 6/25/07 (t)                                                          1,947,000          1,940,186
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Scaldis Capital LLC, 5.24%, due 8/20/07 (t)                                                          1,000,000            988,356
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Thunder Bay Funding LLC, 5.25%, due 6/11/07 - 6/18/07 (t)                                           31,870,000         31,822,987
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                                                                                                                   $  517,945,919
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INSURANCE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.24%, due 8/15/07 (t)                                                             $ 41,677,000     $   41,222,026
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 11.7%
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Abbey National North America LLC, 5.2%, due 11/27/07                                              $ 17,705,000     $   17,247,227
---------------------------------------------------------------------------------------------------------------------------------
Barclays U.S. Funding Corp., 5.21%, due 7/09/07                                                     37,920,000         37,711,461
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HBOS Treasury Services PLC, 5.23%, due 8/13/07                                                      39,810,000         39,387,804
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Societe Generale North America, 5.24%, due 6/25/07 - 8/06/07                                        45,311,000         45,149,657
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  139,496,149
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OTHER BANKS & DIVERSIFIED FINANCIALS - 17.1%
---------------------------------------------------------------------------------------------------------------------------------
Bank of Montreal, 5.24%, due 8/15/07                                                              $ 16,190,000     $   16,013,259
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.25%, due 6/19/07                                                         39,995,000         39,890,013
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.26%, due 7/27/07                                                          7,179,000          7,120,260
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DEPFA Bank PLC, 5.23%, due 8/02/07 - 8/09/07 (t)                                                     9,702,000          9,610,106
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DEPFA Bank PLC, 4.98%, due 12/21/07 (t)                                                             15,200,000         14,773,159
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Dexia Delaware LLC, 5.215%, due 6/04/07                                                             44,886,000         44,866,493
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ING America Insurance Holdings, Inc., 5.23%, due 7/16/07                                            18,840,000         18,716,834
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Svenska Handelsbanken, Inc., 5.24%, due 8/01/07                                                      4,700,000          4,658,269
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UBS Finance Delaware LLC, 5.245%, due 6/11/07                                                        8,561,000          8,548,527
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UBS Finance Delaware LLC, 5.21%, due 7/05/07                                                         1,633,000          1,624,965
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UBS Finance Delaware LLC, 5.24%, due 7/25/07 - 8/02/07                                               7,888,000          7,819,628
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UBS Finance Delaware LLC, 5.23%, due 8/30/07                                                        26,408,000         26,062,715
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UBS Financial Delaware LLC, 5.25%, due 7/06/07                                                       3,214,000          3,197,595
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                                                                                                                   $  202,901,823
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  TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                              $1,025,775,105
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                   $1,178,691,105
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                                  10,695,851
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  NET ASSETS - 100.0%                                                                                              $1,189,386,956
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(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $1,178,691,105.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS(R) GOVERNMENT MONEY MARKET FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Government Money Market Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                             SHARES/PAR       VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 80.3% (y)
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.135%, due 6/01/07                                                                    $1,000,000      $ 1,000,000
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.13%, due 6/06/07 - 8/17/07                                                            2,640,000        2,622,576
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.16%, due 6/08/07                                                                        205,000          204,794
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.17%, due 8/08/07                                                                        531,000          525,814
------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.05%, due 6/01/07                                                                      1,751,000        1,751,000
------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.125%, due 7/05/07                                                                     1,000,000          995,160
------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 5.05%, due 6/01/07                                                          223,000          223,000
------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 5.13%, due 6/20/07                                                        1,000,000          997,293
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.16%, due 6/15/07                                                            261,000          260,476
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.13%, due 7/02/07                                                            595,000          592,372
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.16%, due 6/04/07 - 8/20/07                                                           1,618,000        1,611,587
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.11%, due 6/22/07 - 9/14/07                                                           2,820,000        2,788,871
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.126%, due 7/09/07                                                                      940,000          934,914
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.122%, due 7/10/07                                                                    1,000,000          994,451
------------------------------------------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS, AT AMORTIZED COST AND VALUE                                            $15,502,308
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 20.0%
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.31%, dated 5/31/07, due 6/01/07, total to be received $3,864,570
  (secured by various U.S. Treasury and Federal Agency obligations and Mortgage
  Backed securities in a jointly traded account), at Cost                                          $3,864,000      $ 3,864,000
------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                   $19,366,308
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                                (52,909)
------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $19,313,399
------------------------------------------------------------------------------------------------------------------------------

(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $19,366,308.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS(R) MID CAP GROWTH FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                              SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                                27,020    $    3,230,511
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AIRLINES - 2.1%
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AMR Corp. (a)(l)                                                                                        645,037    $   18,286,799
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Continental Airlines, Inc. (a)(l)                                                                       100,570         4,039,897
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UAL Corp. (a)(l)                                                                                        195,700         7,683,182
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                                                                                                                   $   30,009,878
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APPAREL MANUFACTURERS - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                         399,770    $   20,532,187
---------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                                               535,052        32,702,378
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,234,565
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AUTOMOTIVE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                            30,990    $    1,850,103
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (a)(l)                                                                       480,600        17,046,882
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,896,985
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                                       161,590    $   10,425,787
---------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp. (a)                                                                                     52,120         3,775,573
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                                  210,420        15,733,103
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,934,463
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                                                   69,222    $    9,012,704
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc., "A"                                                          34,140        18,128,333
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                         74,100         7,486,323
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TD Ameritrade Holding Corp. (a)(l)                                                                      288,120         5,915,104
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   40,542,464
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                         626,850    $   24,365,660
---------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                                                           333,845        26,226,863
---------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                                                                  20,210         1,119,634
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (l)                                                                       192,543        12,806,035
---------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. (l)                                                                                         8,650           755,837
---------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                             18,780         1,012,618
---------------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. (a)                                                                             158,960         5,592,213
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   71,878,860
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A" (a)                                                                  144,510    $    6,656,131
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Celanese Corp.                                                                                          229,430    $    8,348,958
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                     62,470         4,759,589
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,108,547
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                                                     757,310    $    8,603,042
---------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                                        797,550        29,317,938
---------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. (a)                                                                                        138,120         5,915,680
---------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. (a)                                                                                      154,480         4,096,810
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (a)                                                                              1,296,640        11,695,693
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   59,629,163
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc. (l)                                                                                   334,560    $    7,818,667
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                             320,080         9,669,617
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NVR, Inc. (a)(l)                                                                                         35,024        27,914,128
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Sherwin-Williams Co.                                                                                    252,870        17,104,127
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                                                                                                                   $   62,506,539
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CONSUMER GOODS & SERVICES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                     309,170    $   11,869,036
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A" (l)                                                                        522,778        24,727,399
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ITT Educational Services, Inc. (a)                                                                      210,170        23,789,142
---------------------------------------------------------------------------------------------------------------------------------
Priceline.com, Inc. (a)                                                                                  72,100         4,458,664
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   64,844,241
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc. (l)                                                                           449,230    $   30,570,102
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                     180,930        15,930,887
---------------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. (a)                                                                           120,280         7,796,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,297,539
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                                     554,090    $   16,678,109
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. (l)                                                                                    180,500         9,923,890
---------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (a)                                                                      39,600         2,406,888
---------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                             55,070         1,482,484
---------------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. (a)(l)                                                                         2,124,470        22,816,808
---------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. (a)                                                                          127,223         5,784,830
---------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. (a)                                                     540,120        22,766,058
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   81,859,067
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                             85,780    $    5,308,066
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                              525,143    $   31,098,968
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                                              285,210    $    9,979,498
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                            1,034,982    $   31,380,654
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. (l)                                                                     38,060    $      965,202
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                           730,120    $   29,343,523
---------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)                                                                          570,200        30,465,786
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (l)                                                                        281,180        12,225,706
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   72,035,015
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HEALTH MAINTENANCE ORGANIZATIONS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                                                    511,879    $   13,052,915
---------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. (a)                                                                                        464,917        28,848,100
---------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. (a)(l)                                                                      176,100        16,208,244
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   58,109,259
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                                234,380    $   14,430,777
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                           700,560        25,290,216
---------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp. (l)                                                                                68,830         4,473,950
---------------------------------------------------------------------------------------------------------------------------------
W.R. Berkley Corp.                                                                                       33,970         1,118,972
---------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                                     31,190         2,543,856
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,857,771
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (a)                                                                                            85,240    $    2,906,684
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                           291,880    $   27,503,852
---------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                             180,710        16,939,755
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                                    53,240         5,396,406
---------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                              540,430        19,001,519
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. (a)(l)                                                                             113,370         3,803,564
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   72,645,096
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc., "A" (a)                                                                          215,350    $   21,987,235
---------------------------------------------------------------------------------------------------------------------------------
HLTH Corp. (a)(l)                                                                                     1,498,184        22,607,597
---------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. (a)                                                                                    146,856         5,812,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   50,407,392
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                                    412,850    $   14,491,035
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (l)                                                                                   185,400        10,222,956
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                            401,890        14,524,305
---------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. (a)                                                                                       112,036         3,538,097
---------------------------------------------------------------------------------------------------------------------------------
Mentor Corp. (l)                                                                                         92,230         3,729,781
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp. (a)                                                                                        179,734        10,837,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,344,134
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                                                   51,250    $    4,524,863
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                   1,029,280    $   32,689,933
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. (a)(l)                                                                 96,730    $    3,148,562
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Cameron International Corp. (a)                                                                         291,660    $   20,678,694
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                     177,790        12,143,057
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                              86,500         7,991,735
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc. (l)                                                                           147,260         8,174,403
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,987,889
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp. (l)                                                                                 16,360    $      875,424
---------------------------------------------------------------------------------------------------------------------------------
CapitalSource, Inc., REIT                                                                               180,160         4,738,208
---------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                         118,000         7,071,740
---------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc. (l)                                                                               39,800         1,373,896
---------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.                                                                                  229,095         8,536,080
---------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                                     79,650         5,183,622
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,778,970
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                                             246,080    $    7,921,315
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                           43,300    $    5,392,149
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                                 792,137        27,978,279
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A" (l)                                                                    48,180         1,589,940
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)(l)                                                                        173,900         3,158,024
---------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. (a)                                                                        177,630         5,481,662
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,600,054
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc. (l)                                                                         137,210    $    4,385,232
---------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. (a)                                                                                89,610         6,852,477
---------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co. (a)(l)                                                                                  52,000         2,931,240
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                       495,640        33,564,741
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,733,690
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                           261,150    $   17,781,704
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                                                                 33,050    $    1,368,931
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                                   487,843        22,587,131
---------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (a)(l)                                                                       91,900         5,106,883
---------------------------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc. (l)                                                                            172,940         7,298,068
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                         159,500         7,161,550
---------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp. (l)                                                                                    354,650        12,107,751
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)(l)                                                                           367,640         9,771,871
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   65,402,185
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                                                           220,770    $    9,532,849
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                            447,182        28,735,915
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,268,764
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                        124,200    $   11,397,834
---------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. (a)                                                                                        398,500        18,490,400
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                                    165,030        14,504,487
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,392,721
---------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                                                $1,412,897,342
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 6/01/07 (y)                                                        $  8,718,000    $    8,718,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.8%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    210,030,278    $  210,030,278
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $1,631,645,620
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (15.4)%                                                                             (218,220,041)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,413,425,579
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.


The following abbreviations are used in this report and are defined:
REIT     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP GROWTH FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $1,398,047,037
                                                             ==============
Gross unrealized appreciation                                $  254,637,014
Gross unrealized depreciation                                   (21,038,431)
                                                             --------------
      Net unrealized appreciation (depreciation)             $  233,598,583
                                                             ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At May 31, 2007, the value of securities loaned was $249,644,764. These loans were collateralized by cash of $210,030,278 and U.S. Treasury obligations of $45,751,735.

MFS(R) MUNICIPAL BOND FUND


5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                                SHARES/PAR       VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 105.3%
----------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.1%
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., XLCA, 6%, 2029 (u)                                   $ 6,000,000    $    6,553,260
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien Passenger Facility D),
  AMBAC, 5.5%, 2019                                                                                    1,845,000         1,952,219
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Third Lien Passenger Facility B), FSA,
  5.75%, 2022 (u)                                                                                      5,000,000         5,399,200
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Third Lien Passenger Facility B), FSA,
  5.75%, 2022                                                                                          1,125,000         1,214,820
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                        3,395,000         3,536,572
----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)                                            5,000,000         5,293,900
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Local Public Improvement (Airport Authority Project), "I", MBIA, 5%, 2034              700,000           716,807
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6.125%, 2010 (c)                                               1,500,000         1,597,500
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                                                  2,465,000         3,162,201
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal
  One Group), 5.5%, 2024                                                                                 680,000           722,432
----------------------------------------------------------------------------------------------------------------------------------
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International
  Airport), MBIA, 5.875%, 2013                                                                         1,485,000         1,549,583
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   31,698,494
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 12.6%
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125%, 2010 (c)                                                                  $ 3,785,000    $    4,071,487
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, AMBAC, 5.5%, 2018 (u)                                                                    11,800,000        13,055,874
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5.7%, 2012 (c)                            2,355,000         2,575,546
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.375%, 2011 (u)(c)                                                     5,740,000         6,100,128
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", ETM, FGIC, 7%, 2009 (c)                                            7,000,000         7,223,230
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ETM, 6.5%, 2008 (c)                                                     6,245,000         6,426,730
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                                      2,300,000         2,577,564
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                        800,000           847,928
----------------------------------------------------------------------------------------------------------------------------------
Country Club Hills, IL, "N", MBIA, 5%, 2031                                                            2,460,000         2,572,324
----------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                     830,000           888,598
----------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010 (c)                                                                   1,000,000         1,088,110
----------------------------------------------------------------------------------------------------------------------------------
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017                                          6,000,000         6,127,800
----------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                             3,315,000         3,559,581
----------------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                                1,860,000           585,993
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, FGIC, 5.75%, 2007 (c)                                                                    8,500,000         8,649,090
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Urban Development Corp., 5.5%, 2008 (c)                                                  1,325,000         1,351,063
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Urban Development Corp., 5.5%, 2016                                                     13,365,000        13,515,223
----------------------------------------------------------------------------------------------------------------------------------
Pittsfield, MA, MBIA, 5.5%, 2017                                                                         100,000           107,662
----------------------------------------------------------------------------------------------------------------------------------
Schaumburg, IL, "B", FGIC, 5.25%, 2034                                                                 2,000,000         2,132,400
----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                     1,835,000           963,081
----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                     3,150,000         1,348,421
----------------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2009 (c)(u)                                                                11,650,000        12,240,189
----------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2009 (c)(u)                                                          2,405,000         2,547,857
----------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2009 (c)(u)                                                          1,115,000         1,181,231
----------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2009 (c)(u)                                                         10,230,000        10,837,662
----------------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2013                                                                        5,000,000         5,399,300
----------------------------------------------------------------------------------------------------------------------------------
State of Illinois, MBIA, 5.5%, 2025                                                                      390,000           404,492
----------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6.75%, 2010                                                                       3,880,000         4,156,140
----------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6%, 2012                                                                          4,360,000         4,769,360
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  127,304,064
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.0%
----------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009 (c)                                                                 $    90,000    $       94,219
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5%, 2010                                                                 3,095,000         3,320,842
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)                                                        2,905,000         3,122,091
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, General Transportation Systems, "A", XLCA, 7%, 2021       10,185,000        12,460,023
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, General Transportation Systems, "C", XLCA, 6.1%, 2013     10,200,000        11,348,724
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   30,345,899
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 9.7%
----------------------------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                                  $ 1,700,000    $      693,481
----------------------------------------------------------------------------------------------------------------------------------
Center Unified School District, CA, Election 1991, "D", MBIA, 0%, 2030                                 2,090,000           673,628
----------------------------------------------------------------------------------------------------------------------------------
Center Unified School District, CA, Election 1991, "D", MBIA, 0%, 2031                                   405,000           124,015
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                                                     5,160,000         5,350,972
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                                                    20,295,000        22,567,228
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                                                     3,000,000         3,081,630
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, FGIC, 5.25%, 2019 (u)                                                10,000,000        11,043,100
----------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, School District, "A", MBIA, 7%, 2010                                                 4,000,000         4,340,760
----------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031                                1,345,000           397,192
----------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034                                1,015,000           254,329
----------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036                                1,250,000           281,113
----------------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                               2,360,000         2,507,358
----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)                                        265,000           343,300
----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                               1,735,000         2,051,499
----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010 (c)                                                        865,000           927,790
----------------------------------------------------------------------------------------------------------------------------------
Gilroy, CA, Unified School District, FGIC, 5%, 2027                                                    1,000,000         1,042,390
----------------------------------------------------------------------------------------------------------------------------------
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028                             1,000,000         1,043,220
----------------------------------------------------------------------------------------------------------------------------------
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                           2,505,000           979,104
----------------------------------------------------------------------------------------------------------------------------------
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)                                                1,245,000         1,350,240
----------------------------------------------------------------------------------------------------------------------------------
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)                                                  1,345,000         1,464,248
----------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, XLCA, 5.625%, 2014 (c)                                                                1,150,000         1,276,972
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, "N", FSA, 4.5%, 2028                                       3,755,000         3,665,781
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, "N", FSA, 4.5%, 2030                                       1,020,000           991,654
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)                    1,765,000           650,808
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)                    1,570,000           544,335
----------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010 (c)                                                      1,150,000         1,228,154
----------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010 (c)                                                      1,000,000         1,067,960
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                                4,885,000         2,548,114
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2026                                                                             3,280,000         1,245,055
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2031                                                                             3,320,000           939,593
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, "N", PSF, 0%, 2029                                                                         4,000,000         1,269,840
----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                                 785,000           903,582
----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                                 785,000           906,055
----------------------------------------------------------------------------------------------------------------------------------
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                                   3,885,000         1,400,776
----------------------------------------------------------------------------------------------------------------------------------
Prosper, TX, Independent School District, Capital Appreciation, School Building, "N",
  PSF, 0%, 2031                                                                                        1,760,000           508,411
----------------------------------------------------------------------------------------------------------------------------------
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2013 (c)                  2,200,000         2,347,818
----------------------------------------------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, Unrefunded, Capital Appreciation, "N",
  PSF, 0%, 2014                                                                                           90,000            63,291
----------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)                                     2,000,000         2,208,240
----------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)                                     2,000,000         2,208,240
----------------------------------------------------------------------------------------------------------------------------------
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028                           2,500,000         2,589,375
----------------------------------------------------------------------------------------------------------------------------------
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030                            1,230,000           396,441
----------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                                           1,900,000         2,011,834
----------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                                           2,000,000         2,114,140
----------------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                               3,955,000         4,148,637
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   97,751,703
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 17.8%
----------------------------------------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital), FSA, 5.25%, 2025                         $ 1,000,000    $    1,052,380
----------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                         1,000,000         1,022,860
----------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6%, 2021                                                           1,750,000         1,793,435
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Sutter Health), "A", 5%, 2042                     295,000           301,003
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Sutter Health), "A", 5.25%, 2046                2,590,000         2,703,597
----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)      1,250,000         1,401,525
----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2008 (c)                                    2,440,000         2,520,691
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Hospital Rev. (Medlantic Healthcare), ETM, MBIA, 5.25%, 2019 (c)                 6,750,000         6,904,440
----------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2018              1,000,000         1,024,110
----------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2020              4,345,000         4,410,175
----------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034             5,000,000         5,285,350
----------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health
  System, Inc.), 5.5%, 2011 (c)                                                                        1,555,000         1,603,780
----------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                                1,575,000         1,615,052
----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. (Texas Children's Hospital),
  "A", ETM, 5.375%, 2015 (c)                                                                           4,300,000         4,489,329
----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial
  Herman Healthcare), 6.375%, 2011 (c)                                                                 2,000,000         2,200,700
----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems), "C",
  5.25%, 2036                                                                                          1,620,000         1,681,025
----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital), 6%, 2011 (c)      1,000,000         1,090,340
----------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)                                           2,595,000         2,782,125
----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. "A" (Provena Health), MBIA, 5.25%, 2012                    1,600,000         1,635,376
----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Centegra Health Systems), 5.25%, 2024                  5,500,000         5,602,135
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)             1,800,000         1,948,284
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                        6,500,000         6,840,860
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024                     2,650,000         2,779,665
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates),
  6%, 2010 (c)                                                                                         1,165,000         1,253,738
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)                  1,975,000         2,155,653
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                             2,400,000         2,474,208
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate Health), "A", MBIA, 5.7%, 2011                       660,000           675,305
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A", 5%, 2039             910,000           919,528
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital
  Project), "N", AMBAC, 5%, 2025                                                                       5,980,000         6,213,100
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Deaconess Hospital), "A",
  AMBAC, 5.375%, 2034                                                                                  2,075,000         2,205,414
----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016             2,195,000         2,312,937
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.5%, 2010 (c)               1,865,000         2,037,102
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A", 6.5%, 2020       2,885,000         3,094,191
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (University
  Health Systems, Inc.), 5.25%, 2027                                                                     745,000           765,085
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (University
  Health Systems, Inc.), 5.25%, 2036                                                                     995,000         1,018,701
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
  (Covenant Health), "A", 0%, 2035                                                                     2,475,000           591,377
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
  (Covenant Health), "A", 0%, 2037                                                                     1,060,000           226,978
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
  (Covenant Health),  "A ", 0%, 2036                                                                   1,550,000           350,641
----------------------------------------------------------------------------------------------------------------------------------
Maple Grove, MN, Health Care Systems Rev. (Maple Grove Hospital Corp.), 5.25%, 2037                    1,395,000         1,439,514
----------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District (Munroe Regional Medical Center), 5.625%, 2009 (c)                2,235,000         2,346,728
----------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District, Unrefunded (Munroe Regional Medical Center), 5.625%, 2019          375,000           387,559
----------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 5.75%, 2015                                                     1,000,000         1,063,520
----------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial Medical Center) "B", 5.875%, 2012 (c)            2,200,000         2,423,366
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033            1,115,000         1,164,684
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical System), 6.75%, 2010 (c)                                                                     1,000,000         1,093,040
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A", 5.7%, 2015        2,550,000         2,625,506
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), "C", 5.75%, 2021                                                                           1,500,000         1,605,780
----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Mercy Mount Clemens), MBIA, 5.75%, 2017                      2,900,000         3,020,814
----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), ETM,
  MBIA, 5.375%, 2014 (c)                                                                                 515,000           538,031
----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Crittenton), "A", 5.625%, 2027                               1,000,000         1,057,750
----------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial
  Hospital Corp.), 5.5%, 2035                                                                          2,325,000         2,418,581
----------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                             750,000           793,260
----------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital &
  Clinic), 5.25%, 2031                                                                                   440,000           447,366
----------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                 1,335,000         1,391,324
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Rev. (Exeter Hospital), 6%, 2016                           1,000,000         1,081,640
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
  Capital Appreciation, "B", 0%, 2036                                                                 10,610,000         2,184,917
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
  Capital Appreciation, "B", 0%, 2037                                                                  7,070,000         1,374,903
----------------------------------------------------------------------------------------------------------------------------------
North Central, TX, Health Facilities Development Corp. Rev. (Texas Health Resources
  System), MBIA, 5%, 2008 (c)                                                                          5,000,000         5,141,750
----------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
  System, Inc.), 6%, 2023                                                                              4,000,000         4,275,800
----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health
  Systems), 5.625%, 2012 (c)                                                                           1,490,000         1,623,191
----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
  Healthcare), 5.75%, 2012 (c)                                                                         2,230,000         2,432,083
----------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023            1,520,000         1,714,150
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority, Health Services Rev. (Allegheny
  Delaware Valley), MBIA, 5.875%, 2016                                                                 5,000,000         5,097,600
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan
  Obligated Group), 6.375%, 2012 (c)                                                                   1,730,000         1,932,047
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan
  Obligated Group), 6.375%, 2021                                                                         270,000           295,550
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan
  Obligated Group), "A", FSA, 5%, 2032                                                                 3,945,000         4,085,876
----------------------------------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), "B", 6.375%, 2010 (c)                 665,000           725,169
----------------------------------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), "B", 6.375%, 2022                     335,000           359,361
----------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016                      770,000           798,436
----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded
  Balance (Methodist Healthcare), 6.375%, 2012 (c)                                                     1,255,000         1,402,701
----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.375%, 2012 (c)                                                                          745,000           832,679
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health
  Systems, Inc.), "A", 5.625%, 2030                                                                    2,055,000         2,150,331
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                         970,000         1,002,476
----------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                       1,200,000         1,288,920
----------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020                 2,000,000         2,094,740
----------------------------------------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp. (Texas Health Resources),
  MBIA, 5.25%, 2008 (c)                                                                                8,605,000         8,863,494
----------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                             1,250,000         1,319,975
----------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                          1,595,000         1,740,879
----------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                          2,465,000         2,687,318
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017           520,000           547,128
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021           650,000           679,003
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030      2,000,000         2,258,660
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
  Healthcare), 5.25%, 2031                                                                             3,425,000         3,530,524
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
  Services), 5.75%, 2012 (c)                                                                           3,000,000         3,260,820
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  179,581,139
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Buckner Retirement
  Facility), 5.25%, 2019                                                                             $ 2,500,000    $    2,531,300
----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A", 5.5%, 2025          930,000           970,436
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    3,501,736
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                          $ 3,500,000    $    3,690,575
----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.95%, 2033                      675,000           678,004
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    4,368,579
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "A-2", 5.4%, 2025                                                               $   785,000    $      817,923
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018            1,730,000         1,873,279
----------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026                  1,500,000         1,600,755
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), 5.2%, 2027                                                                          665,000           679,976
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    4,971,933
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery (Flour Corp.), 5.625%, 2019         $ 8,650,000    $    8,979,306
----------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010                   670,000           674,797
----------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                    3,640,000         3,761,794
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   13,415,897
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
  (MeadWestvaco Escanaba), "A", 6.25%, 2012 (c)                                                      $ 1,500,000    $    1,651,155
----------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement (International Paper Co.), 5.7%, 2014                 1,400,000         1,490,048
----------------------------------------------------------------------------------------------------------------------------------
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), "A", 5.125%, 2018                        1,500,000         1,515,000
----------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025          1,250,000         1,331,425
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    5,987,628
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039                                  $ 1,445,000    $    1,537,321
----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                                            2,125,000         2,104,898
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    3,642,219
----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                         $   395,000    $      401,561
----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
  Apartments), FSA, 5.1%, 2046                                                                           995,000         1,010,821
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025           3,500,000         3,591,490
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039               1,145,000         1,172,732
----------------------------------------------------------------------------------------------------------------------------------
Michigan Housing Development Authority, GNMA, 5.2%, 2038                                               1,200,000         1,224,324
----------------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority (Port Authority - Newark Marine Terminal), MBIA, 5.5%, 2014 (c)            785,000           855,752
----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA, 5%, 2025         1,630,000         1,652,266
----------------------------------------------------------------------------------------------------------------------------------
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian River
  Development Corp.), 4.75%, 2026                                                                      1,130,000         1,142,419
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   11,051,365
----------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                  $   375,000    $      242,689
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                      450,000           272,498
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                      975,000           552,055
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    1,067,242
----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0%, 2009                                                                    $ 8,965,000    $    8,281,419
----------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 6.5%, 2022                                                                    5,000,000         5,955,150
----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018                                    4,580,000         5,189,873
----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                             3,120,000         3,274,190
----------------------------------------------------------------------------------------------------------------------------------
Miami Dade County, FL, Transportation Systems, "N", XLCA, 5%, 2022                                     3,870,000         4,053,825
----------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Unified Government Rev. (Sales Tax Second
  Lien Area B), 5%, 2020                                                                               2,165,000         2,236,878
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   28,991,335
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 4.4%
----------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., "A", GNMA, 6.05%, 2032    $ 1,600,000    $    1,690,784
----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                                 315,000           321,577
----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                                   35,000            35,134
----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., "A", GNMA, 5.75%, 2044                            760,000           810,130
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "A", GNMA, 5.5%, 2043                                        2,500,000         2,656,400
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033                                            550,000           563,134
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                          30,000            30,421
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032                                             80,000            80,362
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 5.75%, 2042                                       3,945,000         4,267,583
----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                                                 85,000            85,093
----------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                       200,000           205,510
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                             345,000           362,443
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                              420,000           422,491
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1", GNMA, 7.5%, 2026                               105,000           107,910
----------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4", GNMA, 7%, 2031              20,000            20,018
----------------------------------------------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                                              1,240,000         1,247,105
----------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub Series 3, GNMA, 6.5%, 2023          95,000            95,781
----------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub Series 3, GNMA, 5.3%, 2028         665,000           679,291
----------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub Series 3, GNMA, 5.4%, 2029         230,000           237,367
----------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA, 6.2%, 2034                                  115,000           115,392
----------------------------------------------------------------------------------------------------------------------------------
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., "A", GNMA, 5.5%, 2038                 2,715,000         2,867,149
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., "A", GNMA, 5.4%, 2038        1,935,000         2,034,672
----------------------------------------------------------------------------------------------------------------------------------
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities
  (Mortgage Backed Project), "A", GNMA, 5.65%, 2038                                                    1,825,000         1,929,755
----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                         225,000           227,556
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                      295,000           294,484
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035                       775,000           831,056
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                      335,000           355,623
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.8%, 2036                     2,085,000         2,280,948
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.45%, 2038                    4,765,000         5,036,796
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026                   135,000           136,747
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                    650,000           705,471
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                     1,030,000         1,120,486
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 5.5%, 2037                   1,155,000         1,216,966
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.8%, 2027                     890,000           928,306
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.7%, 2036                   1,955,000         2,122,661
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                     490,000           533,684
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-6", GNMA, 5.65%, 2036                  1,590,000         1,655,810
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027                    1,060,000         1,098,160
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033                    840,000           891,584
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-3", GNMA, 5.25%, 2038                  1,545,000         1,588,507
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-4", GNMA, 5.55%, 2038                  1,540,000         1,650,541
----------------------------------------------------------------------------------------------------------------------------------
St. Tammany Parish, LA, Single Family Mortgage Rev. (Home Ownership Program),
  "A", GNMA, 5.25%, 2039                                                                               1,200,000         1,261,452
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   44,802,340
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program,
  "B", GNMA, 4.45%, 2034                                                                             $   945,000    $      946,247
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                                   7,470,000         3,558,932
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                                  1,285,000           433,842
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05%, 2016                                                   205,000           208,856
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                                   115,000           115,270
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                                    245,000           252,267
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25%, 2031                                                   260,000           263,910
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                              30,000            30,345
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                              9,000             9,106
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                      740,000           770,976
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                             59,000            60,201
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021                                             105,000           107,579
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                             545,000           559,513
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                        475,000           503,809
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 6.75%, 2021                                            135,000           141,963
----------------------------------------------------------------------------------------------------------------------------------
Delaware Housing Authority Rev. (Single Family), "C", 6.25%, 2037                                      1,995,000         2,143,029
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                          315,000           319,366
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033                        590,000           607,989
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031                  165,000           166,797
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B", 4.8%, 2023                      745,000           750,081
----------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                                 2,175,000         2,222,176
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), GNMA, 7.45%, 2031                                                                       115,000           118,259
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), GNMA, 6.85%, 2032                                                                       235,000           238,567
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), GNMA, 6.75%, 2034                                                                       280,000           291,038
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), "B", GNMA, 6.7%, 2030                                                                   695,000           703,312
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                                                510,000           527,804
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                          305,000           314,864
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                            220,000           227,121
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                             205,000           205,592
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031                                             575,000           578,565
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                          1,040,000         1,064,253
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                     540,000           549,148
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "I", GNMA, 5.75%, 2038                                     2,000,000         2,139,480
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "N", GNMA, 5.95%, 2037                                     1,535,000         1,634,483
----------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                               1,015,000         1,025,688
----------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C", GNMA, 5.9%, 2035          1,455,000         1,504,659
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                                         135,000           136,613
----------------------------------------------------------------------------------------------------------------------------------
Oregon Health & Community Services (Single Family Mortgage), "B", 6.25%, 2031                          2,450,000         2,632,231
----------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                         4,120,000         4,220,569
----------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                                  1,185,000         1,185,533
----------------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023                        400,000           402,132
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   33,872,165
----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                        $   500,000    $      499,875
----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                        1,250,000         1,286,700
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden
  Haverhill Associates), "A", 6.7%, 2014                                                               2,400,000         2,583,072
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    4,369,647
----------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.85%, 2010 (c)                                       $ 4,000,000    $    4,202,960
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.9%, 2010 (c)                                          4,500,000         4,734,000
----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), 5.75%, 2013                                       5,000,000         5,349,850
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   14,286,810
----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 9.2%
----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                                               $ 1,610,000    $    1,711,945
----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2016                                                 1,705,000         1,811,835
----------------------------------------------------------------------------------------------------------------------------------
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)                                 2,750,000         2,958,698
----------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 6.8259%, 2018 (p)                 16,250,000        19,766,500
----------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)                                          1,000,000         1,077,540
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA,
  0% to 2010, 4.55% to 2022                                                                            3,415,000         2,992,462
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
  MBAC, 0% to 2010, 4.6% to 2023                                                                         995,000           871,033
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "A", 5%, 2045       2,150,000         2,202,804
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.5%, 2013 (c)                                                                                  3,925,000         4,257,526
----------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Rev., State Supported Debt, Unrefunded, "A", 5.75%, 2010               15,000            15,324
----------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A", MBIA, 5.5%, 2035                        7,000,000         7,719,110
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)                              26,195,000        29,522,027
----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                                                5,000,000         5,105,750
----------------------------------------------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California
  Department of Transportation), 5.5%, 2014                                                           10,000,000        10,083,400
----------------------------------------------------------------------------------------------------------------------------------
West Valley City, Utah Municipal Building Lease Rev., "A", AMBAC, 5.5%, 2012 (c)                       2,000,000         2,152,880
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   92,248,834
----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                          $ 2,500,000    $    2,625,750
----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                           2,800,000         2,944,648
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    5,570,398
----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011                                       $ 3,640,000    $    3,864,770
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                                 910,000           941,522
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                              1,640,000         1,759,244
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                                 730,000           769,946
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                              1,095,000         1,167,828
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                          2,000,000         2,050,860
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   10,554,170
----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025                                   $ 1,545,000    $    1,621,617
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                         $ 1,915,000    $    2,043,228
----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset
  Backed (Gold Country), 0%, 2033                                                                      5,555,000         1,266,596
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                            10,000,000           695,700
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                    900,000           956,826
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                          7,515,000           723,544
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", 6.25%, 2033            2,800,000         3,065,328
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset
  Backed, "A-1", 5%, 2033                                                                              1,205,000         1,189,660
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset
  Backed, "A-1", 5.125%, 2047                                                                          1,270,000         1,263,040
----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0%
  to 2007, 5.6% to 2034                                                                                2,455,000         2,521,850
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                                1,235,000         1,300,035
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2032                                             2,020,000         2,141,483
----------------------------------------------------------------------------------------------------------------------------------
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046                                 1,545,000         1,501,725
----------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-
  Santa Clara), "A", 0%, 2036                                                                          3,370,000           694,523
----------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-
  Santa Clara), "A", 0%, 2041                                                                          2,775,000           424,936
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                    1,500,000         1,604,175
----------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                      150,000           164,009
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   21,556,658
----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 2.0%
----------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation, "B", MBIA, 0%, 2010 (c)                   $ 5,000,000    $    2,879,900
----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024                                               3,860,000         3,893,814
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)                                         10,000,000        10,377,200
----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation, "B", AMBAC, 0%, 2018        1,250,000           718,125
----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation, "B", AMBAC, 0%, 2019        2,000,000         1,077,760
----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Rev., CO, "C", 0%, 2016                                     1,000,000          896,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   19,842,799
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.8%
----------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015 (c)                                      $ 2,000,000    $    2,486,260
----------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030                                       5,000,000         5,169,350
----------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., "A", FSA, 5%, 2030                                    2,750,000         2,849,248
----------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)                                  5,600,000         5,942,216
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease,
  "A", FSA, 6%, 2009 (c)                                                                               1,325,000         1,379,524
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)                              15,000,000        16,006,350
----------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev., 5.25%, 2013                                          2,420,000         2,472,611
----------------------------------------------------------------------------------------------------------------------------------
Utah Transit Authority Sales Tax Rev., "A", MBIA, 0%, 2029                                             5,320,000         1,796,032
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   38,101,591
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 6.2%
----------------------------------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028                      $   580,000    $      582,285
----------------------------------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032                          400,000           399,972
----------------------------------------------------------------------------------------------------------------------------------
Arkansas Technical University Rev., Housing Systems, "N", AMBAC, 5%, 2036                                575,000           600,553
----------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5.125%, 2034          2,400,000         2,520,192
----------------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza Community College District, CA, Capital Appreciation, "B", 0%, 2032                   3,520,000         1,049,242
----------------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza Community College District, CA, Capital Appreciation, "B", 0%, 2033                   2,995,000           850,820
----------------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2034            3,960,000         1,069,240
----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                                   785,000           812,852
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Community College, "B", FSA, 5%, 2027                                                 5,000,000         5,203,700
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                      4,975,000         6,006,765
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
  Pharmacy), "B", 6.625%, 2010 (c)                                                                       350,000           377,178
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6.25%, 2020 (u)    16,820,000        20,359,769
----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Vassar College), 4.25%, 2039                                          820,000           761,723
----------------------------------------------------------------------------------------------------------------------------------
Ohio Higher Educational Facilities Rev. (Mt. Union College Project), 5%, 2031                            700,000           722,596
----------------------------------------------------------------------------------------------------------------------------------
Ohio State University, 6%, 2009 (c)                                                                      500,000           531,175
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design),
  "D", XLCA, 5.5%, 2035                                                                                9,140,000         9,911,964
----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards
  University), 5.125%, 2024                                                                              280,000           288,506
----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards
  University), 5.125%, 2026                                                                              290,000           297,183
----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards
  University), 5.125%, 2027                                                                              525,000           536,750
----------------------------------------------------------------------------------------------------------------------------------
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards
  University), 5.125%, 2036                                                                              435,000           444,392
----------------------------------------------------------------------------------------------------------------------------------
San Mateo County, CA (Community College District, 2005 Election), "A", MBIA, 0%, 2026                  5,100,000         2,082,534
----------------------------------------------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6%, 2010 (c)                                          1,000,000         1,062,470
----------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034                  810,000           842,999
----------------------------------------------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev., "A", FGIC, 5.5%, 2012 (c)                               3,500,000         3,765,475
----------------------------------------------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75%, 2010 (c)                                                          500,000           526,865
----------------------------------------------------------------------------------------------------------------------------------
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2027                                   765,000           774,953
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   62,382,153
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A", 6%, 2021            $ 1,000,000    $    1,058,830
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032                            $ 3,500,000    $    3,681,440
----------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5%, 2024                                                 1,500,000         1,578,600
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    5,260,040
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022                  $ 4,880,000    $    4,922,993
----------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                           2,285,000         2,317,219
----------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
  Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                                     1,180,000         1,200,603
----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, District Pollution Control Rev. (AEP Texas Central), "N", AMBAC, 4.4%, 2030      3,840,000         3,684,518
----------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev. (Detroit Edison), MBIA, 7%, 2008                      3,000,000         3,104,310
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut
  Light & Power), 5.9%, 2016                                                                           3,500,000         3,560,515
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut
  Light & Power), 5.9%, 2018                                                                           1,000,000         1,039,190
----------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.75%, 2030                                  1,500,000         1,537,365
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   21,366,713
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 13.2%
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                                                 $ 2,500,000    $    2,832,000
----------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                       1,090,000         1,142,200
----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)                                   145,000           168,500
----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017                                     8,000,000         9,308,320
----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017                                  365,000           424,192
----------------------------------------------------------------------------------------------------------------------------------
Hawaii Department Budget & Finance Rev. (Electric Co. & Subsidiary), "B", XLCA, 5%, 2022               4,000,000         4,103,240
----------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2009 (c)                                               9,000,000         9,405,360
----------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014 (c)                                             28,220,000        28,842,251
----------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, Rev., "A", 6.15%, 2014                                                   230,000           232,693
----------------------------------------------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013                 4,000,000         4,465,880
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power, "A", MBIA, 6.5%, 2018                                          9,250,000        11,085,940
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                             1,500,000         1,598,985
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.25%, 2019 (u)                    7,000,000         7,415,030
----------------------------------------------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7%, 2013                                                4,000,000         4,524,720
----------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                                4,150,000         4,970,621
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, FSA, 5.25%, 2008 (c)(u)                                          5,000,000         5,157,500
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, FSA, 5.25%, 2008 (c)(u)                                          6,000,000         6,189,000
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., MBIA, 5%, 2019                                              2,440,000         2,649,816
----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas, "A", 5%, 2025                                                         1,000,000         1,043,870
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                        8,500,000         8,795,120
----------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority Rev. (Magnolia Power), AMBAC, 5%, 2013 (c)                  4,200,000         4,350,990
----------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), FSA, 5.125%, 2007 (c)                 8,000,000         8,166,880
----------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016                          5,145,000         6,305,249
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  133,178,357
----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                    $ 1,000,000    $    1,073,350
----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                      1,055,000         1,132,384
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, "A", FSA, 4.5%, 2036                                          1,930,000         1,896,032
----------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                                    920,000           973,912
----------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                          390,000           395,382
----------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)                               1,730,000         1,870,563
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    7,341,623
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                             $1,061,093,978
----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.86%, due 6/01/07                 $   100,000    $      100,000
----------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev. (Local Government Public
  Improvement), 3.79%, due 6/07/07                                                                       100,000           100,000
----------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev. (Local Government Public
  Improvement), "E-5", 3.79%, due 6/07/07                                                                 90,000            90,000
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                      $  290,000
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                              $1,061,383,978
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.3)%                                                                                (53,661,083)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                               $1,007,722,895
----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of May 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,061,093,978 and 99.97% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,104,898, representing 0.2% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA      Bond Market Assn.
ETM      Escrowed to Maturity
FRN      Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.

Insurers
----------------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Administration
FNMA     Federal National Mortgage Assn.
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Assn.
MBIA     MBIA Insurance Corp.
PSF      Permanent School Fund
XLCA     XL Capital Insurance Co.

Inverse Floaters
----------------------------------------------------------------------------------------------------------------------------------
RITES    Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL BOND FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $939,424,351
                                                             ============
Gross unrealized appreciation                                $ 68,201,938
Gross unrealized depreciation                                 (11,772,311)
                                                             ------------
      Net unrealized appreciation (depreciation)             $ 56,429,627
                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 5/31/07

                                                                                                               UNREALIZED
                             NOTIONAL                               CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION                    AMOUNT         COUNTERPARTY           TO RECEIVE               TO PAY          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07 USD                27,000,000    Merrill Lynch             7-Day BMA         2.795% (fixed rate)       $118,975
                                          Capital Services

10/17/17 USD                 2,500,000    Citibank                  7-Day BMA         3.714% (fixed rate)         26,761

11/21/27 USD                12,000,000    Morgan Stanley       5.542% (fixed rate)       3-Month LIBOR           (84,993)
                                          Capital Services,
                                          Inc.
                                                                                                                --------
                                                                                                                $ 60,743
                                                                                                                ========

At May 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 11, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
      -------------


* Print name and title of each signing officer under his or her signature.